Net Periodic Benefit Cost of the Severance Indemnities and Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 27,734		¥ 27,761	¥ 27,342
Interest costs on projected benefit obligation	24,267		25,182	25,062
Expected return on plan assets	(28,234)		(40,209)	(15,120)
Amortization of prior service benefit	(318)		(319)	(318)
Amortization of net actuarial loss (gain)	25,595		15,532	36,483
Special termination benefits	14,115	[1]	4,222	4,387
Net periodic benefit cost	¥ 63,159		¥ 32,169	¥ 77,836

[1]	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC's voluntary retirement scheme.